Segment Reporting, including Geographic Area Data and Major Customers - Additional Information (Detail) (CPAY)	1 Months Ended
	Feb. 28, 2014	Aug. 08, 2012
CPAY
Segment Reporting Information [Line Items]
Business acquisition percent of acquisition		60.00%
Percentage of Additional Equity Interest Acquired	15.00%